ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	$ 454,271	$ 357,565	$ 206,107
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	298,612	237,263	149,488
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	49,274	36,588	15,881
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	$ 106,385	$ 83,714	$ 40,738